Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Net income for the period	$ 4,757	$ (325)	$ 10,752	$ 4,480
Actuarial gains on post-employment defined benefit plans
Recognized in equity		1,265	1	1,265
Actuarial gains (losses) on defined benefit pension plans, net		1,265	1	1,265
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity	3,451	(6,627)	8,304	(8,649)
Reclassified to the statement of income	498	600	1,220	1,297
Deferred income tax	(1,343)	2,048	(3,238)	2,499
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net	2,606	(3,979)	6,286	(4,853)
Translation adjustments (1)
Recognized in equity	281	(1,310)	362	(1,982)
Share of other comprehensive income (loss) in equity-accounted investments
Recognized in equity	118	(150)	232	(159)
Other comprehensive income (loss)	3,005	(4,174)	6,881	(5,729)
Total comprehensive income	7,762	(4,499)	17,633	(1,249)
Comprehensive income attributable to shareholders of Petrobras	7,715	(4,471)	17,543	(1,232)
Comprehensive income attributable to non-controlling interests	$ 46	$ (28)	$ 90	$ (17)